Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 4,071,690	$ 9,010,336
Accounts receivable	16,817,914	12,765,279
Prepayments and other current assets	6,232,087	6,987,633
Inventories	3,299,378	3,347,184
Total Current Assets	30,421,069	32,110,432
Non-current Assets
Property and equipment, net	97,267	117,635
Right of use assets, net	988,479	228,330
Deferred tax assets	1,516,135	1,494,931
Other non-current assets	798,691	598,943
Total Non-current Assets	3,400,572	2,439,839
Total Assets	33,821,641	34,550,271
Current Liabilities
Short-term loans	9,590,696	9,259,172
Accounts payable	1,811,884	1,949,054
Advance from customers	98,589	909,243
Income tax payable	3,989,473	3,626,532
Lease liabilities, current	414,782	93,191
Other payable and accrued expenses	3,029,121	3,934,724
Total Current Liabilities	18,934,545	19,771,916
Non-current Liabilities
Lease liabilities, non-current	595,821	110,622
Long-term borrowings	2,180,694	2,180,694
Total Non-current Liabilities	6,542,340	7,006,146
Total Liabilities	25,476,885	26,778,062
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	4,889,368	4,889,368
Statutory reserve	666,574	666,574
Retained earnings	3,317,978	2,354,276
Accumulated other comprehensive loss	(534,103)	(142,948)
Total Shareholders’ Equity	8,344,756	7,772,209
Total Liabilities and Shareholders’ Equity	33,821,641	34,550,271
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	2,487	2,487
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	2,452	2,452
Related Party
Non-current Liabilities
Amount due to related parties, non-current	$ 3,765,825	$ 4,714,830